Share-based Compensation - Expense allocation (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Share-based Compensation
Share-based compensation expenses	¥ 1,790,727	¥ 1,928,512	¥ 2,369,041
Cost of sales
Share-based Compensation
Share-based compensation expenses	57,954	71,779	83,972
Research and development expenses
Share-based Compensation
Share-based compensation expenses	1,129,859	1,296,136	1,517,206
Selling, general and administrative expenses
Share-based Compensation
Share-based compensation expenses	¥ 602,914	¥ 560,597	¥ 767,863